Borrowings - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities	¥ 27,458	¥ 15,000
Subordinated borrowings	¥ 657,463	¥ 489,888
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2016	2015
Long-term borrowings, Maturities end period	2046	2045
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	14.53%	12.66%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2016	2015
Long-term borrowings, Maturities end period	2047	2052
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	9.01%	9.02%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2016	2015
Long-term borrowings, Maturities end period	2046	2045
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	31.00%	28.50%